As Filed with the Securities and Exchange Commission on August 6, 2021

Registration File No. 333-232740
811-7337

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 6 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

Amendment No. 99 ☒

(Check appropriate box or boxes)

Protective Variable Life Separate Account

(Exact name of registrant)

Protective Life Insurance Company

(Name of depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of depositor’s principal executive offices)

(800) 265-1545

Depositor’s Telephone Number, including Area Code

BRADFORD RODGERS, Esq.

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and address of agent for service)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, N.W., Suite 700

Washington, DC 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on August 6, 2021 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Interests in Individual
Flexible Premium Variable and Fixed Life Insurance Policies

Explanatory Comment

The prospectus and the statement of additional information for Protective Strategic Objectives II VUL included in Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 (333-232740 and 811-7337) filed on April 29, 2021 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.

Supplement dated August 15, 2021
to the Prospectus dated May 1, 2021 for
Protective Strategic Objectives VUL II
Issued by
Protective Life Insurance Company
Protective Variable Life Separate Account

This Supplement amends certain information in your individual flexible premium and fixed insurance policy (“Policy”) prospectus (the “Prospectus”). Except as modified in this Supplement, all other terms of the Prospectus remain unchanged. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The purpose of this supplement is to notify you of an increase in the maximum allowable loan rate and the Mortality and Expense Risk fee rate for sales after September 8, 2021.

The first two sentences in the “Loans” section on Page 4 of the prospectus are replaced with the following:

 You may borrow using your Cash Value as collateral. Generally, the minimum amount you may borrow is $500 and the maximum is 99% of your Cash Value.

The Fee Table on Page 9 of the Prospectus is revised as follows:

For Policies with an Effective Date before September 8, 2021:
	When Charge is Deducted	Amount Deducted - Maximum Guaranteed Charge	Amount Deducted – Current Charge
Mortality and Expense Risk Charge:	On the Policy Effective Date and each Monthly Anniversary Day	0.050% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.60% of such amount	0.017% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.20% for 10 Policy Years; 0% thereafter.
For Policies with an Effective Date on or after September 8, 2021:
	When Charge is Deducted	Amount Deducted – Maximum Guaranteed Charge	Amount Deducted – Current Charge
Mortality and Expense Risk Charge:	On the Policy Effective Date and each Monthly Anniversary Day	0.050% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.60% of such amount
0.017% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.20% for 10 Policy Years; 0.008% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.096% thereafter.

The seventh sentence in the “Policy Loans” section on Page 25 of the Prospectus is replaced with the following sentence:

Generally, the minimum loan amount is $500 and the maximum loan amount is 99% of the Policy’s Cash Value.

The second paragraph of the section entitled “Mortality and Expense Risk Charge” on Page 40 of the Prospectus is replaced with the following:

Protective Life deducts a monthly charge from assets in the Sub-Accounts attributable to the Policies. This charge does not apply to Fixed Account assets attributable to the Policies. The maximum monthly mortality and expense risk charge to be deducted is generally equal to 0.050% multiplied by the Variable Account Value, which is equivalent to an annual rate of 0.60% of such amount. Protective Life reserves the right to charge less than the maximum charge.

For Policies with an Effective Date before September 8, 2021, the current monthly mortality and expense risk charge is 0.017% multiplied by the Variable Account Value for the first 10 Policy Years, which is equivalent to an annual rate of 0.20% of such amount. For these Policies with an Effective Date before September 8, 2021, we do not currently deduct a mortality and expense risk charge after the tenth Policy Year.

For Policies with an Effective Date on or after September 8, 2021, the current monthly mortality and expense risk charge is 0.017% multiplied by the Variable Account Value for the first 10 Policy Years, which is equivalent to an annual rate of 0.20% of such amount. After the tenth Policy Year, the current monthly mortality and expense risk charge is 0.008% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.096%.

The Mortality and Expense Charges row of the table on Page 49 of the Prospectus is replaced with the following:

	Existing Life Policy	Policy
Mortality and Expense Charges	None
For Policies with an Effective Date before September 8, 2021: A monthly charge equal to 0.050% multiplied by the Variable Account Value, which is equivalent to annual rate of 0.6% of such amount; currently 0.017% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.20% for 10 years; 0% thereafter.
                                                                                      For Policies with an Effective Date on or after September 8, 2021: A monthly charge equal to 0.050% multiplied by the Variable Account Value, which is equivalent to annual rate of 0.6% of such amount; currently 0.017% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.20% for 10 years; 0.008% multiplied by the Variable Account Value, which is equivalent to an annual amount of 0.096% thereafter.

If you have any questions regarding this Prospectus Supplement, please contact us at (877) 723-8723. Please keep this Prospectus Supplement for future reference.

144182.39

PART C

OTHER INFORMATION

1. Resolution of the Board of Directors of Protective Life Insurance Company establishing Protective Variable Life Separate Account is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

2. Not Applicable

3. (a) Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and Protective Variable Life Separate Account is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

3. (a)(i) Amendment I to the Underwriting Agreement (PLICO and IDI) is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

3. (a)(ii) Second Amended Distribution Agreement between IDI and PLICO is incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 25, 2014.

3. (a)(iii)Second Amended Distribution Agreement between IDI and PLICO, as Revised June 1, 2018 is incorporated herein by reference to the Post-Effective Amendment No.26 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on July 20, 2018.

3. (a)(iv) First Amendment to the Second Amended Distribution Agreement between IDI and PLICO is incorporated herein by reference to the Form N-4 Registration Statement (File No.333-240102), as filed with the Commission on July 27, 2020.

3. (b) Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (a) Protective Strategic Objectives II VUL Form of Contract is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (b) Children’s Term Life Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (c) Form of Protected Insurability Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (d) Form of Accidental Death Benefit Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (e) Form of Waiver of Specified Premium Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (f) Form of Chronic Illness Accelerated Death Benefit Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (g) Form of Pre-Determined Death Benefit Payout Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (h) Form of Overloan Protection Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (i) Form of Terminal Illness Accelerated Death Benefit Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (j) Form of Lapse Protection Endorsement is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (k) ExtendCare Rider is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

4. (k)(i) Revised ExtendCare Rider is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on August 8, 2020.

5. Form of Variable Universal Individual Life Insurance Application is incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-232740), as filed with the Commission on July 19, 2019.

6. (a) 2011 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), as filed with the Commission on September 16, 2011.

6. (a) (i) 2020 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File 333-201919), as filed with the Commission on February 11, 2021.

6. (b) 2011 Amended and Restated Bylaws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), as filed with the Commission on September 16, 2011.

 6. (b)(i) 2020 Amended and Restated By-laws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File 333-201919), as filed with the Commission on February 11, 2021.

7. (a) Form of Automatic and Facultative Yearly Renewable Term Agreement is incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 30, 2003.

7. (b) Form of Yearly Renewable Term Reinsurance Agreement is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement (333-52215) as filed with the Commission on April 27, 2009.

7. (c) List of Reinsurers is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement (333-206951) as filed with the Commission on April 25, 2019.

 8. (a) Participation Agreement dated April 11, 2007 (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (a)(i) Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

 8. (a)(ii) Amendment dated October 15, 2020 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

 8. (b) Participation Agreement dated April 30, 2002 (Lord Abbett Series Fund, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), as filed with the Commission on April 25, 2002.

 8. (b)(i) Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (c) Participation Agreement dated December 19, 2003 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-112892), as filed with the Commission on February 17, 2004.

8. (c)(i) Rule 22c-2 Shareholder Information Agreement dated April 11, 2007 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (c)(ii) Amendment dated April 12, 2011 to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (333-113070), as filed with the Commission on April 25, 2011.

8. (c)(iii) Amendment dated December 22, 2020 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

8. (c)(iv) Amendment dated April 12, 2021 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

8. (d) Participation Agreement dated February 1, 2015 (Franklin Templeton Variable Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-190294), as filed with the Commission on April 28, 2021.

8. (d)(i) Participation Agreement dated November 30, 2020 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

8. (d)(ii) Addendum dated November 30, 2020 to Participation Agreement (Franklin Templeton) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

8. (d)(iii) Amendment dated March 31, 2021 to Participation Agreement (Franklin Templeton) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

8. (d)(iv) Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

8. (e) Participation Agreement dated November 1, 2009 (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on October 28, 2009.

8. (e)(i) Amendment dated April 11, 2014 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (e)(ii) Amendment dated September 10, 2019 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (e)(iii) Amendment dated August 11, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (e)(iv) Amendment dated November 30, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

8. (e)(v) Amendment dated April 7, 2021 to Participation Agreement (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

8. (f) Participation Agreement dated November 1, 2009 (PIMCO) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on October 28, 2009.

8. (f)(i) Novation of and Amendment dated April 25, 2011 to Participation Agreement (PIMCO) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (f)(ii) Amendment dated April 25, 2011 to Participation Agreement re Summary Prospectuses (PIMCO) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (f)(iii) Amendment dated September 1, 2020 to Participation Agreement (PIMCO) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 24, 2020.

8. (f)(iv) Amendment dated April 2, 2021 to Participation Agreement (PIMCO) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 14, 2021.

8. (g) Participation Agreement dated November 1, 2009 (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on October 28, 2009.

8. (g)(i)Rule 22c-2 Information Sharing Agreement dated November 1, 2009 (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), as filed with the Commission on October 28, 2009.

8. (g)(ii) Amendment dated November 30, 2020 to Participation Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

8. (h) Participation Agreement dated February 1, 2015 (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (h)(i) Rule 22c-2 Agreement (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-179649), as filed with the Commission on August 24, 2016.

8. (i) Participation Agreement dated June 18, 2015 (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (i)(i) Rule 22c-2 Shareholder Information Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 30, 2008.

8. (i)(ii) Amendment dated October 1, 2019 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

8. (i)(iii) Amendment dated November 25, 2020 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

8. (i)(iv) Amendment dated March 22, 2021 to Participation Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

8. (j) Participation Agreement dated July 1, 2017 (Northern Lights Variable Trust) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-6 Registration Statement (File No. 333-206951), as filed with the Commission on July 12, 2017.

8. (j)(i) Amendment dated September 1, 2020 to Participation Agreement (Northern Lights Variable Trust)

-filed herein.

8. (k) Participation Agreement dated October 15, 2017 (DFA Investment Dimensions Group Inc.) is incorporated herein by reference to Post-Effective Amendment No. 28 to the Form N-6 Registration Statement (File No. 333-52215), as filed with the Commission on November 27, 2017.

8. (k)(i) Amendment dated August 20, 2020 to Participation Agreement (DFA Investment Dimensions Group) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-237747), filed with the Commission on August 24, 2020.

8. (l) Participation Agreement dated April 1, 2017 (Vanguard Variable Insurance Fund) is incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement (File No. 333-52215), as filed with the Commission on April 27, 2017.

8. (l)(i) Amendment dated November 1, 2019 to Participation Agreement (Vanguard Variable Insurance Fund) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (333-232740), filed with the Commission on October 29, 2019.

8. (l)(ii)  Participation Agreement dated November 23, 2020 (Vanguard) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-237747), filed with the Commission on April 28, 2021.

8. (l)(iii)  Revised Schedule A dated April 30, 2021 to Participation Agreement (Vanguard) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-237747), filed with the Commission on April 28, 2021.

9. Not applicable

10.  Not applicable

11.Opinion and Consent of Bradford Rodgers, Esq. is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on June 1, 2021.

12. Not applicable

13. Not applicable

14. (a) Consent of Eversheds Sutherland (US) LLP is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on April 29, 2021.

14. (b) Consent of PricewaterhouseCoopers LLP

- Filed herein.

14. (c) Consents of KPMG LLP

- Filed herein.

15. No Financial Statements are omitted from Item 24.

16. Not applicable

17. (a) Memorandum Pursuant to Rule 6e-3(T)(b)(12)(iii) Describing Issue, Transfer and Redemption Procedures is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (333-232740), filed with the Commission on October 29, 2019.

18. Powers of Attorney is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-6 Registration Statement (File No. 333-232740), filed with the Commission on April 29, 2021.

Item 27.    Directors and Officers of Depositor.

Name and Principal Business Address*	Position and Offices with Depositor
Adams, D. Scott	Executive Vice President, Corporate Responsibility, Strategy & Innovation
Banerjee Choudhury, Shiladitya (Deep)	Senior Vice President and Treasurer
Bartlett, Malcolm Lee	Senior Vice President, Corporate Tax
Bielen, Richard J.	Chairman of the Board, Chief Executive Officer, President, and Director
Black, Lance P.	Senior Vice President, and Treasurer
Borie, Kevin B.	Senior Vice President, Chief Valuation Actuary, and Appointed Actuary
Casey, Sean	Senior Vice President, and Actuary
Cramer, Steve	Senior Vice President, and Chief Product Officer
Creutzmann, Scott E.	Senior Vice President, and Chief Compliance Officer
Drew, Mark L.	Executive Vice President, and Chief Legal Officer
Evesque, Wendy L.	Executive Vice President, and Chief Human Resources Officer
Harrison, Wade V.	Senior Vice President, and President, Protection Division
Herring, Derry W	Senior Vice President, and Chief Auditor
Karchunas, M. Scott	Senior Vice President, and President, Asset Protection Division
Kohler, Matthew	Senior Vice President, and Chief Technology Officer
Laeyendecker, Ronald	Senior Vice President, Executive Benefit Markets
Lawrence, Mary Pat	Senior Vice President, Government Affairs
McDonald, Laura Y.	Senior Vice President, and Chief Mortgage and Real Estate Officer
Moschner, Christopher	Senior Vice President, and Chief Marketing Officer
Passafiume, Philip E.	Senior Vice President, and Chief Investment Officer
Radnoti, Francis	Senior Vice President, and Chief Product Officer
Ray, Webster M.	Senior Vice President, Investments
Riebel, Matthew A.	Senior Vice President, and Chief Distribution Officer
Seurkamp, Aaron C.	Senior Vice President, and President, Retirement Division
Temple, Michael G.	Vice Chairman, Chief Operating Officer, and Director
Wagner, James	Senior Vice President, and Chief Distribution Officer
Walker, Steven G.	Executive Vice President, Chief Financial Officer, and Director
Wells, Paul R.	Senior Vice President, and Chief Accounting Officer
Whitcomb, John	Senior Vice President, Distribution Operations
Williams, Doyle J.	Senior Vice President, Distribution Companies
Williams, Lucinda S.	Senior Vice President, and Chief Customer Officer

*                 Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 28.    Persons Controlled by or Under Common Control With the Depositor or Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life Corporation, a subsidiary of Dai-ichi Life Holdings, Inc. Protective Life Corporation is described more fully in the prospectus incorporated by reference in this registration statement.

For more information regarding the company structure of Protective Life Corporation and Dai-ichi Life Holdings, Inc., please refer to the organizational chart filed herewith.

Item 29.    Indemnification.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.    Principal Underwriter.

(a)  Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account, Protective Variable Annuity Separate Account, Variable Annuity Account A of Protective Life, PLICO Variable Annuity Account S, PLAIC Variable Annuity Account S,  Protective COLI VUL, Protective NY COLI VUL and Protective Acquired Variable Annuity Separate Account.

(b)         Management. The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Brown, Barry K.	Director, President	Vice President, Operations
Coffman, Benjamin P.	Assistant Financial Officer	Second Vice President Financial Reporting
Creutzmann, Scott E.	Director, Chief Compliance Officer	Senior Vice President and Chief Compliance Officer
Debnar, Lawrence J.	Assistant Financial Officer	Vice President, Financial Reporting, Chase
Dunning, Chrissy	Vice President, Internal Sales and Training	Vice President, Internal Sales and Training
Gilmer, Joseph F.	Director, Assistant Financial Officer	Assistant Vice President, Financial Reporting
Johnson, Julena G.	Assistant Compliance Officer	Compliance Director
Lee, Felicia M.	Secretary	Secretary, Second Vice President, and Counsel
Morsch, Letitia	Assistant Secretary	Vice President, New Business Operations
Smith, Joy Beth	Assistant Secretary	Assistant Secretary
Tennent, Rayburn	Chief Financial Officer	Director II Financial Reporting

*                 Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

(c)   Compensation From the Registrant. The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investments Distributors, Inc.	None	None	N/A	N/A

Item 31.    Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama, 35223.

Item 32.    Management Services.

All management contracts are discussed in Part A or Part B.

Item 33.    Fee Representation.

Protective Life hereby represents that the fees and charges deducted under the variable life insurance policies described herein are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by it under such policies.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement hereby certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on August 6, 2021.

PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT
(Registrant)

By: *
Richard J. Bielen, President,
Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY
(Depositor)

By: *
Richard J. Bielen, President,
Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-6 has been signed by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
*		Chairman of the Board, President	August 6, 2021
Richard J. Bielen		Chief Executive Officer, and Director
(Principal Executive Officer)

*		Executive Vice President, Chief Financial	August 6, 2021
Steven G. Walker		Officer, and Director
(Principal Accounting and Financial Officer)

*		Vice Chairman, Chief Operating Officer, and Director	August 6, 2021
Michael G. Temple

*BY:	/S/ BRADFORD RODGERS		August 6, 2021
Bradford Rodgers
Attorney-in-Fact

Exhibits

8. (j)(i) Amendment dated September 1, 2020 to the Participation Agreement (Northern Lights Variable Trust)

14. (b) Consent of PricewaterhouseCoopers LLP

14. (c) Consents of KPMG LLP

28. (a) Protective Life Corporation and Dai-ichi Life Holdings, Inc. Organizational Chart.